Revenue Classified by Geographical Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Revenue Recognition, Milestone Method [Line Items]
Revenue	$ 1,885	$ 539		$ 2,972
Asia [Member]
Revenue Recognition, Milestone Method [Line Items]
Revenue	1,867	495		555
Latin America [Member]
Revenue Recognition, Milestone Method [Line Items]
Revenue				754
Europe [Member]
Revenue Recognition, Milestone Method [Line Items]
Revenue		11		210
Israel [Member]
Revenue Recognition, Milestone Method [Line Items]
Revenue	18	33	[1]	1,325	[1]
Other [Member]
Revenue Recognition, Milestone Method [Line Items]
Revenue				$ 128

[1]	Sales in Israel during the years ended December 31, 2018 and 2017 include sales to Israeli integrators that have been sold to end users in Asia and Africa, which represented 6% and 45% of revenues during such periods, respectively.